Operating Segment (Details) - Schedule of Financial Position - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Operating Segment (Details) - Schedule of Financial Position [Line Items]
Current assets	$ 55,919,758	$ 23,626,280
Non-current assets	$ 158,732	712,459
Total assets		24,338,739
Current liabilities		(10,031,527)
Non-current liabilities		(105,540)
Total liabilities		(10,137,067)
Net assets		14,201,672
Metalpha [Member]
Operating Segment (Details) - Schedule of Financial Position [Line Items]
Current assets		8,438,027
Non-current assets
Total assets		8,438,027
Current liabilities		(6,434,996)
Non-current liabilities
Total liabilities		(643,496)
Net assets		2,003,031
Longyun [Member]
Operating Segment (Details) - Schedule of Financial Position [Line Items]
Current assets		4,644,940
Non-current assets		35,874
Total assets		4,680,814
Current liabilities		(557,619)
Non-current liabilities
Total liabilities		(557,619)
Net assets		4,123,195
DachengLiantong [Member]
Operating Segment (Details) - Schedule of Financial Position [Line Items]
Current assets		5,409,384
Non-current assets		213,844
Total assets		5,623,228
Current liabilities		(464,803)
Non-current liabilities		(105,540)
Total liabilities		(570,343)
Net assets		5,052,885
Other [Member]
Operating Segment (Details) - Schedule of Financial Position [Line Items]
Current assets		5,133,929
Non-current assets		462,741
Total assets		5,596,670
Current liabilities		(2,574,109)
Non-current liabilities
Total liabilities		(2,574,109)
Net assets		$ 3,022,561